Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Temporary differences and their related tax effect
Deferred loan fees and costs	$ (28)	$ 3	$ (11)
Accrued interest receivable	410	(522)	21
Tax depreciation vs. book depreciation	97	132	124
Basis difference on investments	(5)	2	(10)
Loan loss reserves	(237)	(1,661)	(6,332)
Mark-to-market adjustment	935	149	460
Mortgage servicing rights	0	(64)	(21)
Impairment loss on investment in LLCs	(74)	0	(1,207)
Accrued expenses	(845)	(1,732)	(135)
Other	(114)	(40)	(62)
Total	$ 139	$ (3,733)	$ (7,173)